Derivatives (Details) - SEK (kr) kr in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments
Assets Fair value	kr 6,453	kr 7,563
Liabilities Fair value	16,021	25,395
Derivatives
Disclosure of detailed information about financial instruments
Assets Fair value	6,453	7,563
Liabilities Fair value	16,021	25,395
Nominal amounts	499,886	500,613
Interest rate-related contracts | Derivatives
Disclosure of detailed information about financial instruments
Assets Fair value	3,305	3,846
Liabilities Fair value	9,563	11,774
Nominal amounts	324,669	323,664
Currency-related contracts | Derivatives
Disclosure of detailed information about financial instruments
Assets Fair value	3,061	3,249
Liabilities Fair value	4,443	11,236
Nominal amounts	159,838	153,838
Equity-related contracts | Derivatives
Disclosure of detailed information about financial instruments
Assets Fair value	10	457
Liabilities Fair value	544	620
Nominal amounts	7,274	15,598
Contracts related to commodities, credit risk, etc. | Derivatives
Disclosure of detailed information about financial instruments
Assets Fair value	77	11
Liabilities Fair value	1,471	1,765
Nominal amounts	kr 8,105	kr 7,513